Provisions - Summary of Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Provisions [Line Items]
Beginning Balance	€ 5,038	€ 5,552
Accrued during the period	2,901	1,456
Utilization	(1,171)	(1,616)
Releases	(78)	(240)
Exchange rate differences	242	(114)
Ending Balance	6,932	5,038
Current	4,139	1,063
Non-current	2,793	3,975
Provision For Warranty
Disclosure Of Other Provisions [Line Items]
Beginning Balance	1,429	1,102
Accrued during the period	1,857	1,086
Utilization	(1,129)	(760)
Releases	0	0
Exchange rate differences	0	1
Ending Balance	2,157	1,429
Current	1,733	1,063
Non-current	424	366
Decommissioning
Disclosure Of Other Provisions [Line Items]
Beginning Balance	659	654
Accrued during the period	36	28
Utilization	0	0
Releases	0	0
Exchange rate differences	43	(23)
Ending Balance	738	659
Current	0	0
Non-current	738	659
Provision For Legal and Sundry Risks
Disclosure Of Other Provisions [Line Items]
Beginning Balance	2,570	2,770
Accrued during the period	999	160
Utilization	0	(54)
Releases	(78)	(214)
Exchange rate differences	199	(92)
Ending Balance	3,690	2,570
Current	2,406	0
Non-current	1,284	2,570
Provision For Agents and Directors Severance Indemnity
Disclosure Of Other Provisions [Line Items]
Beginning Balance	380	1,026
Accrued during the period	9	182
Utilization	(42)	(802)
Releases		(26)
Exchange rate differences	0	0
Ending Balance	347	380
Current	0	0
Non-current	€ 347	€ 380